RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Receivables due from related parties	$ 340	$ 686
Payables due to related parties	(673)	(523)
Frontline (Management) Cyprus Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	340	686
Payables due to related parties	(50)	(48)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(21)	(23)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(4)	(29)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties	(309)	(358)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(41)	(65)
Front Ocean Management AS
Related Party Transaction [Line Items]
Payables due to related parties	(244)	0
SFL Corporation Ltd
Related Party Transaction [Line Items]
Payables due to related parties	$ (4)	$ 0